SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2024 CNY (¥) ¥ / shares	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2023 CNY (¥) ¥ / shares	Sep. 30, 2024 USD ($)	Jan. 01, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Jan. 01, 2023 CNY (¥)
Significant accounting policies
Accumulated deficit	¥ 10,800,000			$ 1,544,073		¥ 11,016,323
Net current liability position	1,400,000
Depreciation expense	1,066,483		¥ 1,214,168
Increase in net income	¥ 194,296	$ 27,689	¥ (201,048)
Basic | (per share)	¥ 0.11	$ 0.02	¥ (0.23)
Diluted | (per share)	¥ (0.02)	$ 0	¥ (0.24)
Deferred revenue	¥ 87,354			$ 12,448	¥ 95,477	¥ 95,477	¥ 95,078
Contract with customer liability revenue recognized	77,970		¥ 82,126
Change in useful lives
Significant accounting policies
Depreciation expense	279,200
Increase in net income	¥ 208,700
Basic | ¥ / shares	¥ 0.13
Diluted | ¥ / shares	¥ 0.12
Maximum
Significant accounting policies
Official exchange rate of foreign currency remeasured (RMB per one U.S. dollar)	7.0176			7.0176
Maximum | Change in useful lives
Significant accounting policies
Property and equipment, estimated useful life (in years)	15 years			15 years
Maximum | Data center Property And Equipment
Significant accounting policies
Property and equipment, estimated useful life (in years)	10 years			10 years
Minimum | Change in useful lives
Significant accounting policies
Property and equipment, estimated useful life (in years)	3 years			3 years
Minimum | Data center Property And Equipment
Significant accounting policies
Property and equipment, estimated useful life (in years)	2 years			2 years